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                     POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED MARCH 27, 2006 TO THE PROSPECTUS OF THE POWERSHARES HIGH YIELD
          EQUITY DIVIDEND ACHIEVERS(TM) PORTFOLIO DATED AUGUST 30, 2005

On March 22, 2006, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust") approved changing from a quarterly distribution policy to a monthly distribution policy for the PowerShares High Yield Equity Dividend Achievers(TM) Portfolio, a portfolio of the Trust (the "Fund"), effective May 1, 2006. In connection with this change in the Fund's distribution policy, the Prospectus is amended, effective May 1, 2006, as follows:

The first sentence under the section titled "Dividends, Distributions and Taxes" is hereby deleted and replaced with the following:

     Dividends from net investment income, if any, are declared and paid monthly.

The first sentence under the section titled "Dividends, Distributions and Taxes--Taxes on Distributions" is hereby deleted and replaced with the following:

     Dividends from net investment income, if any, are declared and paid monthly.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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                     POWERSHARES EXCHANGE-TRADED FUND TRUST

 SUPPLEMENT DATED MARCH 27, 2006 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
    THE POWERSHARES HIGH YIELD EQUITY DIVIDEND ACHIEVERS(TM) PORTFOLIO DATED
                                 AUGUST 30, 2005

On March 22, 2006, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust (the "Trust") approved changing from a quarterly distribution policy to a monthly distribution policy for the PowerShares High Yield Equity Dividend Achievers(TM) Portfolio, a portfolio of the Trust (the "Fund"), effective May 1, 2006. In connection with this change in the Fund's distribution policy, the Statement of Additional Information is amended, effective May 1, 2006, as follows:

The first paragraph under the section titled "Dividends and Distributions--General Policies" is hereby deleted and replaced with the following:

     Dividends from net investment income, if any, are declared and paid monthly.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.